UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009


                        USAA SCIENCE & TECHNOLOGY FUND



[LOGO OF USAA]
   USAA(R)

                       [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

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     SEMIANNUAL REPORT
     USAA SCIENCE & TECHNOLOGY FUND
     JANUARY 31, 2009

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FUND OBJECTIVE

LONG-TERM CAPITAL APPRECIATION.
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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         17

    Financial Statements                                                      18

    Notes to Financial Statements                                             21

EXPENSE EXAMPLE                                                               35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

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FEBRUARY 2009

"When will the investment markets and the economy start to improve?"
This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA SCIENCE & TECHNOLOGY FUND

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corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund.
o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

Wellington Management Company, LLP
                                                          ANITA M. KILLIAN, CFA
    JOHN F. AVERILL, CFA                                  SCOTT E. SIMPSON
    NICOLAS BOULLET                                       ERIC STROMQUIST
    ANN C. GALLO
    BRUCE L. GLAZER

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o HOW DID THE FUND PERFORM?

  For the six-month period ended January 31, 2009, the USAA Science & Technology Fund had a total return of -37.42%. This compares to returns of -36.21% for the Lipper Science & Technology Funds Index and -33.96% for the S&P 500 Index.

O HOW DID THE FUND'S TECHNOLOGY PORTION PERFORM?

  The technology portion, which represented 65.3% of the Fund's total assets as of January 31, 2009, underperformed the S&P North American Technology Sector Index as the global economic slowdown caused the fundamentals of many technology companies to deteriorate sharply and rapidly. Falling share price due to reduced revenue and earnings forecasts was common for many holdings. Research in Motion Ltd., Electronic Arts, Inc., Western Union Co., and Seagate Technology detracted most from performance during the period. At the end of the reporting period, we continued to hold Research in

  The S&P North American Technology Sector Index is the technology sub-index of the S&P North American Sector Indices. The S&P North American Technology Sector index family is designed as equity benchmarks for U.S. traded technology-related securities.

  Refer to page 9 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA SCIENCE & TECHNOLOGY FUND
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  Motion and Electronic Arts, because they have strong product pipelines that should position them well for the future, and Western Union, because the company should benefit from improving margins through pricing and restructuring initiatives. We eliminated Seagate Technology.

  Positive contributors to performance included educational services companies Apollo Group, Inc. "A" and ITT Educational Services, Inc., which are benefiting from strong secular growth trends in online education. Accenture Ltd. "A," a management consulting, technology services, and outsourcing provider, and Automatic Data Processing, Inc., an outsourcing solutions provider, did well due to their strong balance sheets.

o WHAT'S YOUR OUTLOOK FOR THE TECHNOLOGY PORTION?

  We expect that demand will flatten in 2009, as opposed to declining as it did in the fourth quarter. We are looking for stocks with the potential to benefit from longer-term secular or structural trends, because technological progress continues throughout the economic cycle. As of the writing of this commentary, the Fund is concentrated in defensive large-cap, high-quality names that are market leaders.

  Historically, software spending has been more resilient during downturns than computer, communications equipment, and semiconductor spending. Infrastructure software and security software should withstand the downturn better than application software, in our opinion.

o HOW DID THE HEALTH CARE (SCIENCE) PORTION PERFORM?

  The health care portion underperformed the S&P 500 Health Care Index. In terms of specific stocks, health care services holdings Coventry Health Care, Inc. and Health Net, Inc. detracted from

  Automatic Data Processing, Inc. was sold out of the Fund prior to January 31, 2009.

  You will find a complete list of securities that the Fund owns on pages
  12-16.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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  results. Their shares fell on lower profits and reduced guidance due to higher-than-expected commercial and Medicare costs. Medical device provider Medtronic, Inc. also reported weak results. Other detractors included Elan Corp. plc ADR, Progenics Pharmaceuticals, Inc., and Amylin Pharmaceuticals, Inc. Japanese pharmaceutical companies Shionogi & Co. Ltd. and Eisai Co. Ltd. performed well. Shionogi benefited from Crestor(R)'s positive clinical results and strong U.S. sales. Eisai's positive results were driven by sales of Aricept(R), an Alzheimer's disease treatment, and Aciphex(TM), an ulcer treatment.

o WHAT'S YOUR OUTLOOK FOR THE HEALTH CARE PORTION?

  We expect that a period is beginning in which strong performance in the pharmaceutical and biotechnology subsectors is less concentrated. Major pharmaceuticals, in particular, should begin to turn as new product pipelines provide long-term upside potential. Japanese companies remain attractive given their interesting pipelines and strong balance sheets. Challenges in 2009 include patent expiration worries for 2011-2013, health care reform rhetoric, cost containment across the United States, Europe, and Japan, and continued conservatism at the U.S. Food and Drug Administration.

  In this environment, experience matters, and we strive to take advantage of market opportunities to upgrade the portfolio with stocks that have the best ratio of revenue growth relative to market capitalization. We are continuing to seek to upgrade the Fund by adding good companies on price weakness.

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6  | USAA SCIENCE & TECHNOLOGY FUND

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FUND RECOGNITION

USAA SCIENCE & TECHNOLOGY FUND

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                         OVERALL MORNINGSTAR RATING(TM)
                          out of 238 technology funds
                    for the period ended January 31, 2009:

                                 OVERALL RATING
                                    * * * *

                                     3-YEAR
                                     * * *
                                out of 238 funds

                                     5-YEAR
                                    * * * *
                                out of 216 funds

                                    10-YEAR
                                    * * * *
                                out of 75 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7

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INVESTMENT OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND (Symbol: USSCX)

--------------------------------------------------------------------------------
                                            1/31/09              7/31/08
--------------------------------------------------------------------------------
Net Assets                              $195.5 Million       $317.6 Million
Net Asset Value Per Share                    $7.15                $11.41

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/09
--------------------------------------------------------------------------------
7/31/08 to 1/31/09*          1 Year             5 Years            10 Years
     -37.42%                 -38.66%             -5.71%             -6.61%

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                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
                                      1.50%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA SCIENCE & TECHNOLOGY FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                          LIPPER SCIENCE &
                                          TECHNOLOGY FUNDS       USAA SCIENCE &
                     S&P 500 INDEX             INDEX             TECHNOLOGY FUND
 1/31/1999            $10,000.00             $10,000.00             $10,000.00
 2/28/1999              9,689.21               8,956.50               9,435.93
 3/31/1999             10,076.86               9,869.08               9,986.07
 4/30/1999             10,467.09               9,992.27              10,062.67
 5/31/1999             10,219.93               9,978.12               9,972.14
 6/30/1999             10,787.11              11,274.51              10,961.00
 7/31/1999             10,450.28              11,271.07              10,571.03
 8/31/1999             10,398.58              11,890.94              10,717.27
 9/30/1999             10,113.52              12,052.51              10,611.27
10/31/1999             10,753.51              13,322.10              11,565.73
11/30/1999             10,972.11              15,297.70              12,485.09
12/31/1999             11,618.32              18,938.81              13,618.90
 1/31/2000             11,034.59              18,740.44              13,364.47
 2/29/2000             10,825.71              23,788.32              16,028.89
 3/31/2000             11,884.78              23,064.30              15,640.18
 4/30/2000             11,527.21              20,371.71              14,700.21
 5/31/2000             11,290.71              17,913.60              13,774.38
 6/30/2000             11,569.06              20,628.76              15,293.88
 7/31/2000             11,388.19              19,537.63              14,876.90
 8/31/2000             12,095.56              22,502.36              16,891.11
 9/30/2000             11,456.99              20,194.90              15,569.50
10/31/2000             11,408.56              17,980.43              14,000.54
11/30/2000             10,509.11              13,344.92              10,968.62
12/31/2000             10,560.55              13,205.46              11,350.26
 1/31/2001             10,935.22              14,544.17              12,127.68
 2/28/2001              9,938.13              10,754.12               8,947.34
 3/31/2001              9,308.55               9,178.41               7,703.48
 4/30/2001             10,031.92              10,970.43               9,060.42
 5/31/2001             10,099.13              10,458.91               8,537.43
 6/30/2001              9,853.33              10,286.16               8,297.14
 7/31/2001              9,756.33               9,462.29               7,583.33
 8/31/2001              9,145.57               8,279.96               6,643.37
 9/30/2001              8,407.04               6,503.24               5,145.07
10/31/2001              8,567.36               7,488.04               5,979.03
11/30/2001              9,224.53               8,578.43               7,039.14
12/31/2001              9,305.34               8,619.93               6,933.13
 1/31/2002              9,169.54               8,469.14               6,805.92
 2/28/2002              8,992.71               7,337.94               6,077.97
 3/31/2002              9,330.92               8,006.43               6,636.30
 4/30/2002              8,765.20               7,053.30               5,837.68
 5/31/2002              8,700.63               6,684.34               5,512.58
 6/30/2002              8,080.88               5,803.85               4,812.91
 7/31/2002              7,450.94               5,184.14               4,395.93
 8/31/2002              7,499.86               5,061.74               4,346.46
 9/30/2002              6,684.78               4,357.78               3,724.53
10/31/2002              7,273.15               5,017.15               4,289.92
11/30/2002              7,701.24               5,783.05               4,841.18
12/31/2002              7,248.81               5,052.81               4,254.58
 1/31/2003              7,058.92               5,023.11               4,289.92
 2/28/2003              6,953.01               5,042.97               4,247.51
 3/31/2003              7,020.51               5,039.51               4,282.85
 4/30/2003              7,598.80               5,510.74               4,643.29
 5/31/2003              7,999.15               6,145.80               5,102.67
 6/30/2003              8,101.20               6,188.68               5,194.55
 7/31/2003              8,244.03               6,521.13               5,456.04
 8/31/2003              8,404.81               6,998.27               5,731.67
 9/30/2003              8,315.56               6,811.26               5,682.20
10/31/2003              8,785.96               7,496.29               6,261.73
11/30/2003              8,863.27               7,609.78               6,410.14
12/31/2003              9,328.10               7,645.65               6,509.08
 1/31/2004              9,499.32               8,021.58               6,770.58
 2/29/2004              9,631.35               7,895.00               6,714.04
 3/31/2004              9,486.05               7,728.24               6,544.42
 4/30/2004              9,337.13               7,195.85               6,219.32
 5/31/2004              9,465.27               7,554.29               6,537.35
 6/30/2004              9,649.32               7,686.00               6,671.64
 7/31/2004              9,329.96               6,846.79               5,993.16
 8/31/2004              9,367.69               6,571.13               5,710.47
 9/30/2004              9,469.15               6,877.00               5,922.49
10/31/2004              9,613.81               7,265.46               6,141.58
11/30/2004             10,002.80               7,670.54               6,473.75
12/31/2004             10,343.19               7,960.25               6,714.04
 1/31/2005             10,091.07               7,483.03               6,360.67
 2/28/2005             10,303.43               7,502.36               6,353.60
 3/31/2005             10,120.98               7,302.36               6,099.17
 4/30/2005              9,929.02               7,009.49               6,063.84
 5/31/2005             10,244.95               7,632.37               6,509.08
 6/30/2005             10,259.50               7,543.53               6,516.15
 7/31/2005             10,641.03               7,998.78               6,911.93
 8/31/2005             10,543.94               7,948.24               7,003.80
 9/30/2005             10,629.34               8,101.93               7,067.41
10/31/2005             10,452.14               7,926.72               6,954.33
11/30/2005             10,847.46               8,365.54               7,378.38
12/31/2005             10,851.24               8,387.83               7,463.18
 1/31/2006             11,138.55               8,904.09               7,986.17
 2/28/2006             11,168.78               8,757.91               7,788.29
 3/31/2006             11,307.80               8,976.11               7,915.50
 4/30/2006             11,459.64               8,974.83               7,986.17
 5/31/2006             11,129.82               8,295.27               7,498.52
 6/30/2006             11,144.90               8,143.83               7,357.17
 7/31/2006             11,213.65               7,751.54               7,180.49
 8/31/2006             11,480.46               8,183.51               7,555.06
 9/30/2006             11,776.31               8,448.82               7,745.88
10/31/2006             12,160.06               8,673.82               7,943.77
11/30/2006             12,391.29               9,046.11               8,176.99
12/31/2006             12,565.11               8,952.72               8,184.06
 1/31/2007             12,755.14               9,096.80               8,261.80
 2/28/2007             12,505.66               9,030.93               8,184.06
 3/31/2007             12,645.54               9,080.57               8,219.40
 4/30/2007             13,205.68               9,391.94               8,579.84
 5/31/2007             13,666.49               9,756.03               9,018.02
 6/30/2007             13,439.44               9,878.52               9,018.02
 7/31/2007             13,022.76               9,869.42               8,883.73
 8/31/2007             13,217.97              10,076.75               9,095.76
 9/30/2007             13,712.30              10,604.86               9,470.33
10/31/2007             13,930.42              11,250.43               9,809.57
11/30/2007             13,348.04              10,402.35               9,208.84
12/31/2007             13,255.43              10,452.77               9,131.09
 1/31/2008             12,460.35               9,098.86               8,226.47
 2/29/2008             12,055.57               8,874.47               7,936.70
 3/31/2008             12,003.51               8,814.46               7,802.42
 4/30/2008             12,588.12               9,489.39               8,438.49
 5/31/2008             12,751.17              10,022.94               8,855.46
 6/30/2008             11,676.20               9,144.98               8,212.33
 7/31/2008             11,578.05               8,956.00               8,063.91
 8/31/2008             11,745.52               9,123.42               8,198.20
 9/30/2008             10,698.91               7,785.48               7,053.28
10/31/2008              8,902.05               6,377.33               5,576.19
11/30/2008              8,263.29               5,641.97               4,982.52
12/31/2008              8,351.21               5,843.32               5,180.41
 1/31/2009              7,647.32               5,712.94               5,046.13

                                   [END CHART]

              Data from 1/31/99 to 1/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund to the following benchmarks:

o The unmanaged, broad-based composite S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                             TOP 10 EQUITY HOLDINGS
                                  AS OF 1/31/09
                                (% of Net Assets)

Hewlett-Packard Co. ...................................................... 5.3%
QUALCOMM, Inc. ........................................................... 5.0%
Oracle Corp. ............................................................. 3.8%
Apple, Inc. .............................................................. 3.6%
Western Union Co. ........................................................ 3.6%
Google, Inc. "A" ......................................................... 3.5%
Accenture Ltd. "A" ....................................................... 3.0%
Texas Instruments, Inc. .................................................. 2.9%
Intel Corp. .............................................................. 2.9%
Research In Motion Ltd. .................................................. 2.6%

You will find a complete list of securities that the Fund owns on pages 12-16.

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10 | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

                    o SECTOR ASSET ALLOCATION -- 1/31/2009* o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Information Technology                                                    65.3%
Health Care                                                               28.7%
Money Market Instruments                                                   2.7%
Consumer Discretionary                                                     1.6%
Industrials                                                                1.3%
Consumer Staples                                                           0.6%

                                   [END CHART]

* Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW | 11

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            COMMON STOCKS (97.5%)

            CONSUMER DISCRETIONARY (1.6%)
            -----------------------------
            EDUCATION SERVICES (1.6%)
   10,090   Apollo Group, Inc. "A"*                                                $    822
   18,400   ITT Educational Services, Inc.*                                           2,254
                                                                                   --------
            Total Consumer Discretionary                                              3,076
                                                                                   --------
            CONSUMER STAPLES (0.6%)
            -----------------------
            DRUG RETAIL (0.6%)
   42,700   Walgreen Co.                                                              1,171
                                                                                   --------
            HEALTH CARE (28.7%)
            -------------------
            BIOTECHNOLOGY (6.5%)
   29,000   3SBio, Inc. ADR*                                                            155
   62,300   Amgen, Inc.*                                                              3,417
   56,100   Amylin Pharmaceuticals, Inc.*                                               649
  104,000   Celera Corp.*                                                               878
   21,500   Celgene Corp.*                                                            1,138
    9,400   Cephalon, Inc.*                                                             726
   21,160   Cougar Biotechnology, Inc.*                                                 617
   92,000   Cytokinetics, Inc.*                                                         195
   24,500   Genentech, Inc.*                                                          1,990
   95,700   Human Genome Sciences, Inc.*                                                173
  149,972   Incyte Corp.*                                                               439
   78,200   Progenics Pharmaceuticals, Inc.*                                            570
   29,800   Regeneron Pharmaceuticals, Inc.*                                            521
   43,000   Seattle Genetics, Inc.*                                                     434
   26,800   Vertex Pharmaceuticals, Inc.*                                               886
                                                                                   --------
                                                                                     12,788
                                                                                   --------
            HEALTH CARE DISTRIBUTORS (1.9%)
   19,500   AmerisourceBergen Corp.                                                     708
   29,600   Cardinal Health, Inc.                                                     1,115
   43,400   McKesson Corp.                                                            1,918
                                                                                   --------
                                                                                      3,741
                                                                                   --------

================================================================================

12 | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT (6.0%)
   36,600   Baxter International, Inc.                                             $  2,146
   20,500   Beckman Coulter, Inc.                                                     1,019
   29,200   China Medical Technologies, Inc. ADR                                        448
   53,100   Covidien Ltd.                                                             2,036
   15,540   DiaSorin S.p.A.(a)                                                          282
   83,300   Medtronic, Inc.                                                           2,790
   32,500   St. Jude Medical, Inc.*                                                   1,182
   36,600   Symmetry Medical, Inc.*                                                     251
    6,004   Synthes, Inc.(a)                                                            725
   71,600   Volcano Corp.*                                                              936
                                                                                   --------
                                                                                     11,815
                                                                                   --------
            HEALTH CARE FACILITIES (0.3%)
   23,300   Community Health Systems, Inc.*                                             434
  116,000   Health Management Associates, Inc. "A"*                                     185
                                                                                   --------
                                                                                        619
                                                                                   --------
            HEALTH CARE SUPPLIES (0.2%)
   12,000   Inverness Medical Innovations, Inc.*                                        294
                                                                                   --------
            HEALTH CARE TECHNOLOGY (0.1%)
   19,400   Eclipsys Corp.*                                                             170
                                                                                   --------
            MANAGED HEALTH CARE (3.1%)
   69,700   Coventry Health Care, Inc.*                                               1,054
   28,700   Health Net, Inc.*                                                           420
   36,400   Humana, Inc.*                                                             1,381
  112,720   UnitedHealth Group, Inc.                                                  3,193
                                                                                   --------
                                                                                      6,048
                                                                                   --------
            PHARMACEUTICALS (10.6%)
   15,800   Abbott Laboratories                                                         876
   39,700   Astellas Pharma, Inc.(a)                                                  1,497
   17,500   AstraZeneca plc ADR                                                         674
   70,800   Daiichi Sankyo Co. Ltd.(a)                                                1,591
   48,600   Eisai Co. Ltd.(a)                                                         1,775
  102,500   Elan Corp. plc ADR*                                                         741
   17,200   Eli Lilly and Co.                                                           633
   42,100   Forest Laboratories, Inc.*                                                1,054
   17,700   H Lundbeck A/S(a)                                                           370
   11,315   Ipsen S.A.(a)                                                               444
   21,200   Laboratorios Almirall S.A.(a)                                               177
   36,800   Pfizer, Inc.                                                                537
   31,977   Sanofi-Aventis ADR                                                          901

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
  146,300   Schering-Plough Corp.                                                  $  2,569
  119,000   Shionogi & Co. Ltd.(a)                                                    2,535
   50,043   Teva Pharmaceutical Industries Ltd. ADR                                   2,074
   35,380   UCB S.A.(a)                                                               1,102
   26,200   Wyeth                                                                     1,126
                                                                                   --------
                                                                                     20,676
                                                                                   --------
            Total Health Care                                                        56,151
                                                                                   --------
            INDUSTRIALS (1.3%)
            ------------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
   11,100   First Solar, Inc.*                                                        1,585
                                                                                   --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
   29,700   Manpower, Inc.                                                              845
                                                                                   --------
            Total Industrials                                                         2,430
                                                                                   --------
            INFORMATION TECHNOLOGY (65.3%)
            ------------------------------
            COMMUNICATIONS EQUIPMENT (11.6%)
  191,900   Cisco Systems, Inc.*                                                      2,873
  275,900   Corning, Inc.                                                             2,789
  263,000   LM Ericsson Telephone Co. ADR "B"                                         2,102
  281,700   QUALCOMM, Inc.                                                            9,733
   92,100   Research In Motion Ltd.*                                                  5,102
                                                                                   --------
                                                                                     22,599
                                                                                   --------
            COMPUTER HARDWARE (11.0%)
   78,400   Apple, Inc.*                                                              7,066
  427,900   Dell, Inc.*                                                               4,065
  299,300   Hewlett-Packard Co.                                                      10,401
                                                                                   --------
                                                                                     21,532
                                                                                   --------
            COMPUTER STORAGE & PERIPHERALS (1.7%)
  144,400   NetApp, Inc.*                                                             2,142
   77,200   Western Digital Corp.*                                                    1,133
                                                                                   --------
                                                                                      3,275
                                                                                   --------
            DATA PROCESSING & OUTSOURCED SERVICES (8.1%)
   30,700   Alliance Data Systems Corp.*                                              1,277
   97,340   Automatic Data Processing, Inc.                                           3,536
   49,700   DST Systems, Inc.*                                                        1,579
   51,700   Visa, Inc. "A"                                                            2,551
  509,000   Western Union Co.                                                         6,953
                                                                                   --------
                                                                                     15,896
                                                                                   --------

================================================================================

14 | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            ELECTRONIC MANUFACTURING SERVICES (0.6%)
  724,162   Hon Hai Precision Industry Corp. Ltd.(a)                               $  1,255
                                                                                   --------
            HOME ENTERTAINMENT SOFTWARE (1.4%)
  141,800   Electronic Arts, Inc.*                                                    2,189
    1,900   Nintendo Co. Ltd.(a)                                                        585
                                                                                   --------
                                                                                      2,774
                                                                                   --------
            INTERNET SOFTWARE & SERVICES (5.6%)
   36,360   Equinix, Inc.*                                                            1,940
   20,100   Google, Inc. "A"*                                                         6,804
  110,000   VeriSign, Inc.*                                                           2,124
                                                                                   --------
                                                                                     10,868
                                                                                   --------
            IT CONSULTING & OTHER SERVICES (3.0%)
  184,000   Accenture Ltd. "A"                                                        5,807
                                                                                   --------
            SEMICONDUCTOR EQUIPMENT (1.0%)
  100,400   Lam Research Corp.*                                                       2,029
                                                                                   --------
            SEMICONDUCTORS (14.6%)
   61,500   Analog Devices, Inc.                                                      1,229
   83,700   Atheros Communications, Inc.*                                             1,005
  440,200   Intel Corp.                                                               5,679
   83,100   Linear Technology Corp.                                                   1,946
  204,200   Maxim Integrated Products, Inc.                                           2,702
  487,500   ON Semiconductor Corp.*                                                   2,033
    6,186   Samsung Electronics Co. Ltd.(a)                                           2,151
  378,300   Skyworks Solutions, Inc.*                                                 1,634
1,314,181   Taiwan Semiconductor Manufacturing Co. Ltd.(a)                            1,588
  380,300   Texas Instruments, Inc.                                                   5,686
  169,500   Xilinx, Inc.                                                              2,856
                                                                                   --------
                                                                                     28,509
                                                                                   --------
            SYSTEMS SOFTWARE (6.7%)
   71,800   BMC Software, Inc.*                                                       1,819
   41,800   CA, Inc.                                                                    752
   30,355   McAfee, Inc.*                                                               925
  448,540   Oracle Corp.*                                                             7,549
  145,800   Red Hat, Inc.*                                                            2,136
                                                                                   --------
                                                                                     13,181
                                                                                   --------
            Total Information Technology                                            127,725
                                                                                   --------
            Total Common Stocks (cost: $251,970)                                    190,553
                                                                                   --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES   SECURITY                                                                   (000)
--------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.7%)

            MONEY MARKET FUNDS (2.7%)
5,315,442   State Street Institutional Liquid Reserve Fund, 1.12%(b)(cost: $5,315)  $  5,315
                                                                                    --------
            SHORT-TERM INVESTMENTS PURCHASED WITH
            CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

            MONEY MARKET FUNDS (0.0%)
   29,964   AIM Short-Term Investment Co. Liquid Assets Portfolio,
            1.10%(b) (cost: $30)                                                          30
                                                                                    --------

            TOTAL INVESTMENTS (COST: $257,315)                                      $195,898
                                                                                    ========

================================================================================

16 | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 14.6% of net assets at January 31, 2009. A category percentage of 0.0% represents less than 0.1% of net assets.

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o SPECIFIC NOTES

  (a) Security was fair valued at January 31, 2009, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

  (b) Rate represents the money market fund annualized seven-day yield at January 31, 2009.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $257,315)           $ 195,898
   Receivables:
      Capital shares sold                                                        289
      Dividends and interest                                                      64
      Securities sold                                                          8,969
   Unrealized appreciation on foreign currency contracts held, at value            1
                                                                           ---------
         Total assets                                                        205,221
                                                                           ---------
LIABILITIES
   Payables:
      Securities purchased                                                     9,313
      Capital shares redeemed                                                    123
   Accrued management fees                                                       127
   Accrued transfer agent's fees                                                   7
   Other accrued expenses and payables                                           108
                                                                           ---------
         Total liabilities                                                     9,678
                                                                           ---------
            Net assets applicable to capital shares outstanding            $ 195,543
                                                                           =========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $ 416,465
   Accumulated undistributed net investment loss                                (915)
   Accumulated net realized loss on investments                             (158,586)
   Net unrealized depreciation of investments                                (61,417)
   Net unrealized depreciation of foreign currency translations                   (4)
                                                                           ---------
            Net assets applicable to capital shares outstanding            $ 195,543
                                                                           =========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                27,365
                                                                           =========
   Net asset value, redemption price, and offering price per share         $    7.15
                                                                           =========

See accompanying notes to financial statements.

================================================================================

18 | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $52)                        $   1,131
   Interest                                                                       32
   Securities lending (net)                                                        9
                                                                           ---------
         Total income                                                          1,172
                                                                           ---------
EXPENSES
   Management fees                                                               919
   Administration and servicing fees                                             181
   Transfer agent's fees                                                         771
   Custody and accounting fees                                                    43
   Postage                                                                        68
   Shareholder reporting fees                                                     25
   Trustees' fees                                                                  6
   Registration fees                                                              17
   Professional fees                                                              33
   Other                                                                           7
                                                                           ---------
         Total expenses                                                        2,070
   Expenses paid indirectly                                                       (1)
                                                                           ---------
         Net expenses                                                          2,069
                                                                           ---------
NET INVESTMENT LOSS                                                             (897)
                                                                           ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized loss on:
      Investments                                                            (65,817)
      Foreign currency transactions                                              (37)
   Change in net unrealized appreciation/depreciation                        (50,997)
                                                                           ---------
         Net realized and unrealized loss                                   (116,851)
                                                                           ---------
   Decrease in net assets resulting from operations                        $(117,748)
                                                                           =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended July 31,
2008

--------------------------------------------------------------------------------

                                                                      1/31/2009    7/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                                 $    (897)    $ (1,545)
  Net realized gain (loss) on investments                               (65,817)      18,579
  Net realized loss on foreign currency transactions                        (37)         (45)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                        (50,997)     (50,149)
     Foreign currency translations                                            -           (8)
                                                                      ----------------------
     Decrease in net assets resulting from operations                  (117,748)     (33,168)
                                                                      ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                              18,700       56,231
  Cost of shares redeemed                                               (23,022)     (72,904)
                                                                      ----------------------
     Decrease in net assets from capital share transactions              (4,322)     (16,673)
                                                                      ----------------------
  Net decrease in net assets                                           (122,070)     (49,841)
NET ASSETS
  Beginning of period                                                   317,613      367,454
                                                                      ----------------------
  End of period                                                       $ 195,543     $317,613
                                                                      ======================
Accumulated undistributed net investment loss:
  End of period                                                       $    (915)    $    (18)
                                                                      ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                             2,188        4,563
  Shares redeemed                                                        (2,664)      (5,968)
                                                                      ----------------------
     Decrease in shares outstanding                                        (476)      (1,405)
                                                                      ======================

See accompanying notes to financial statements.

================================================================================

20 | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term capital appreciation.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

     1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

     2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

         the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

     3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

     4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

     5. Repurchase agreements are valued at cost, which approximates market value.

     6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially

================================================================================

22  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

         affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

     Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

     Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

     The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

     VALUATION INPUTS                                  INVESTMENTS IN SECURITIES
     ---------------------------------------------------------------------------
     Level 1 -- Quoted Prices                                 $179,791,000
     Level 2 -- Other Significant Observable Inputs             16,077,000
     Level 3 -- Significant Unobservable Inputs                          -
     ---------------------------------------------------------------------------
     Total                                                    $195,898,000
     ---------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities.

================================================================================

24  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

     The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2009, the Fund did not invest in any repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

     1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

     2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

     from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $1,000 and less than $500, respectively, resulting in a total reduction in Fund expenses of $1,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an

================================================================================

26  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2008, the Fund had capital loss carryovers of $91,257,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $203,526,000 and $204,998,000, respectively.

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $3,434,000 and $64,851,000, respectively, resulting in net unrealized depreciation of $61,417,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the

================================================================================

28  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2009, the Fund received securities-lending income of $9,000, which is net of the 20% income retained by Wachovia. As of January 31, 2009, the Fund had no securities out on loan; however, the Fund still had cash collateral of $30,000 pending settlement of broker accounts for recent lending activities. Of this amount, $30,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and less than $500 was in cash.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

     for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

     The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Science & Technology Funds Index over the performance period. The Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds within the Lipper Science & Technology Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

     OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
     ---------------------------------------------------------------------------
     +/- 1.00% to 4.00%                  +/- 0.04%
     +/- 4.01% to 7.00%                  +/- 0.05%
     +/- 7.01% and greater               +/- 0.06%

     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

     Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Science & Technology Funds Index over

================================================================================

30  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

     that period, even if the Fund had overall negative returns during the performance period.

     For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $919,000, which included a 0.01% performance adjustment of $12,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average daily net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average daily net assets for assets over $100 million that Wellington Management manages. For the six-month period ended January 31, 2009, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $472,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $181,000.

     In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $2,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $771,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

================================================================================

32  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               JANUARY 31,                             YEAR ENDED JULY 31,
                               --------------------------------------------------------------------------------------
                                   2009             2008           2007           2006             2005          2004
                               --------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  11.41         $  12.56       $  10.16       $   9.78         $   8.48      $   7.72
                               --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment loss(a)           (.03)            (.05)          (.10)          (.10)            (.02)         (.10)
  Net realized and
    unrealized gain (loss)(a)     (4.23)           (1.10)          2.50            .48             1.32           .86
                               --------------------------------------------------------------------------------------
Total from investment
  operations(a)                   (4.26)           (1.15)          2.40            .38             1.30           .76
                               --------------------------------------------------------------------------------------
Net asset value at
  end of period                $   7.15         $  11.41       $  12.56       $  10.16         $   9.78      $   8.48
                               ======================================================================================
Total return (%)*                (37.34)           (9.16)         23.62(b)        3.89            15.33          9.84
Net assets at
  end of period (000)          $195,543         $317,613       $367,454       $333,539         $331,968      $322,801
Ratios to average
  net assets:**
  Expenses (%)(d)                  1.71(c)          1.49           1.51(b)        1.55             1.59          1.58
  Net investment loss (%)          (.74)(c)         (.44)          (.84)          (.91)            (.18)        (1.14)
Portfolio turnover (%)               84              134            112            105              131           151

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were $239,481,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2009, average shares were
    27,532,000.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)        (.00%)(+)      (.01%)         (.02%)           (.05%)        (.06%)
    (+) Represents less than 0.01% of average net assets.

================================================================================

34  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                     BEGINNING           ENDING            DURING PERIOD*
                                   ACCOUNT VALUE      ACCOUNT VALUE       AUGUST 1, 2008 -
                                   AUGUST 1, 2008    JANUARY 31, 2009     JANUARY 31, 2009
                                   --------------------------------------------------------
Actual                               $1,000.00           $  626.60              $7.01

Hypothetical
  (5% return before expenses)         1,000.00            1,016.59               8.69

* Expenses are equal to the Fund's annualized expense ratio of 1.71%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (37.34)% for the six-month period of August 1, 2008, through January 31, 2009.

================================================================================

36  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

TRUSTEES                                   Christopher W. Claus
                                           Barbara B. Dreeben
                                           Robert L. Mason, Ph.D.
                                           Barbara B. Ostdiek, Ph.D.
                                           Michael F. Reimherr
                                           Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                             USAA Investment Management Company
INVESTMENT ADVISER,                        P.O. Box 659453
UNDERWRITER, AND                           San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                             USAA Shareholder Account Services
                                           9800 Fredericksburg Road
                                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                              State Street Bank and Trust Company
ACCOUNTING AGENT                           P.O. Box 1713
                                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                Ernst & Young LLP
REGISTERED PUBLIC                          100 West Houston St., Suite 1800
ACCOUNTING FIRM                            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                Under "Products & Services"
SELF-SERVICE 24/7                          click "Investments," then
AT USAA.COM                                "Mutual Funds"

OR CALL                                    Under "My Accounts" go to
(800) 531-USAA                             "Investments." View account balances,
        (8722)                             or click "I want to...," and select
                                           the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    31704-0309                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.